Non-controlling Interests ('NCI') and Joint Operations - Additional Information (Detail)				12 Months Ended
	Jul. 21, 2009	Apr. 30, 2002	Mar. 01, 2001	Mar. 31, 2021	Mar. 31, 2020
Hindustan Zinc Limited (HZL) [member]
Disclosure of subsidiaries [line items]
NCIs holding economic interest	64.90%	26.00%		35.08%	35.08%
Bharat aluminium company limited [member]
Disclosure of subsidiaries [line items]
NCIs holding economic interest			51.00%	49.00%	49.00%
Black Mountain Mining (Proprietary) Limited [member]
Disclosure of subsidiaries [line items]
NCIs holding economic interest				26.00%	26.00%
AvanStrate Inc. [member]
Disclosure of subsidiaries [line items]
NCIs holding economic interest				48.37%	48.37%
Electrosteel Steels Limited [member]
Disclosure of subsidiaries [line items]
NCIs holding economic interest				4.51%	4.51%
Facor Power Limited [Member]
Disclosure of subsidiaries [line items]
NCIs holding economic interest				10.00%